UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 2 of its series:

Wells Fargo Absolute Return Fund and Wells Fargo Asset Allocation Fund.

Date of reporting period: October 31, 2015

ITEM 1.  REPORT TO STOCKHOLDERS

Semi-Annual Report

October 31, 2015

Wells Fargo Absolute Return Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Absolute Return Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

These disparate influences tended to obscure improving economic data in the U.S. and several developed European countries.

The decline of oil and natural gas prices that began during the summer of 2014 continued into 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Absolute Return Fund for the six-month period that ended October 31, 2015. During the period, investors confronted concerns about diverging central bank policies globally, stubbornly low commodity prices, ongoing currency volatility, slowing economic growth in China and a dramatic rise and fall in the country’s equity markets, and contentious negotiations to refinance Greece’s sovereign debt. These disparate influences tended to obscure improving economic data in the U.S. and several developed European countries.

Low commodity prices and slower global growth overshadowed improved economic data.

The U.S. economy achieved positive annualized gross domestic product (GDP) growth during the second and third quarters of 2015. U.S. employment improved, and corporate earnings were steady. In Europe, the eurozone’s largest economies—France, Germany, Italy, and Spain—reported GDP growth on an annualized basis for the second quarter of 2015, while results were uneven for smaller, developing economies in the region. While annualized GDP growth slowed in the third quarter in the eurozone, overall, it remained positive.

On the news of improving economic data, stocks generally moved higher in April and early May 2015. A confluence of events discouraged equity investors as summer advanced. The decline of oil and natural gas prices that began during the summer of 2014 continued into 2015. At the same time, the value of the U.S. dollar increased relative to the currencies of several key trading partners. Both conditions caused investors concern. Sustained lower prices for oil, natural gas, and other commodities hampered the performance of energy- and materials-sector companies, and their stocks generally suffered. Particularly for large U.S. multinational companies and exporters, the stronger U.S. dollar tended to have negative effects because earnings realized in foreign currencies were reduced upon translation to U.S. dollars. International investors also saw the value of their overseas investments reduced upon translation.

Despite their concerns, equity investors earned a positive return for the six-month period that ended October 31, 2015, as measured by the S&P 500 Index,1 which returned 0.77%, with 6 of 10 S&P 500 Index sectors achieving positive returns. As might be expected, exceptions included the S&P 500 Energy Index,2 which returned -15.32%, and the S&P 500 Materials Index,3 which returned -8.92%. (The S&P 500 Industrials Index,4 which returned -0.59%, and the S&P 500 Telecommunication Services Index,5 which returned -4.26%, were the other two S&P 500 Index sectors with negative returns for the period.)

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The S&P 500 Energy Index is a market-value-weighted index that measures the performance of all stocks within the energy sector of the S&P 500 Index. You cannot invest directly in an index.

[3]	The S&P 500 Materials Index is a market-value-weighted index that measures the performance of all stocks within the materials sector of the S&P 500 Index. You cannot invest directly in an index.

[4]	The S&P 500 Industrials Index is a market-value-weighted index that measures the performance of all stocks within the industrials sector of the S&P 500 Index. You cannot invest directly in an index.

[5]	The S&P 500 Telecommunication Services Index is a market-value-weighted index that measures the performance of all stocks within the telecommunication services sector of the S&P 500 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Absolute Return Fund	3

Global central bank policies diverged as investor concerns about China persisted.

While the U.S. Federal Reserve (Fed) consistently stated its intention to increase the federal funds rate when labor-market conditions improve and inflation returns to 2%, slowing growth, particularly in emerging markets, prompted the Fed to defer an interest-rate increase once again at the end of the third quarter of 2015. Investors continued to anticipate an interest-rate increase before the end of 2015 or in early 2016. Meanwhile, the Bank of Japan continued its economic stimulus programs, and the Government Pension Investment Fund plans to shift a substantial portion of its government bond assets to investments in the Japanese stock market. In October 2015, the People’s Bank of China cut interest rates for the sixth time in less than a year, lowered bank reserve requirements, and allowed the renminbi to depreciate in an effort to support economic growth. The Hang Seng Index6 in Hong Kong experienced a dramatic decline after a similarly dramatic ascent during late 2014 and early 2015. Contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt also concerned investors during May and June 2015. Developed European and Asian equity markets, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)7 returned -6.44% for the six-month period that ended October 31, 2015, while emerging markets stocks suffered more significantly, earning a return during the period of -17.75%, as measured by the MSCI Emerging Markets Index (Net).8

Bonds were volatile within a narrow range.

During the period, bonds also experienced volatility, albeit within a more narrow range than equities. The uncertain interest-rate environment left investors unsure of the longer-term prospects for fixed-income investments. For the six-month period that ended October 31, 2015, the Barclays U.S. Aggregate Bond Index9 returned -0.10%. Fixed-income investing overseas was more challenging, with the Barclays Global Aggregate ex U.S. Dollar Bond Index10 returning -2.00%. The difference in returns likely is attributable to the continued perception among investors that U.S. government bonds represent a higher-quality option relative to international sovereign bonds. In addition, U.S. government bonds attracted attention during the period each time the Fed approached a time at which it might announce an interest-rate increase, only to decline when no increase was announced. Bonds of higher quality and longer duration tended to benefit, especially later in the period.

[6]	The Hang Seng Index is a free-float-adjusted market-capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[8]	The MSCI Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[9]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[10]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Absolute Return Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the
Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at
wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

This page is intentionally left
blank.

6

Wells Fargo Absolute Return Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks a positive total return.

Manager

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns (%) as of October 31, 20152

Including sales charge

Excluding sales charge

Expense ratios[3] (%)

Inception date

1 year

5 year

10 year

1 year

5 year

10 year

Gross

Net[4]

Class A (WARAX)

3-1-2012

(9.23
)

2.53

4.74

(3.66
)

3.75

5.36

1.51

1.51

Class C (WARCX)

3-1-2012

(5.48
)

2.95

4.56

(4.48
)

2.95

4.56

2.26

2.26

Class R (WARHX)

9-30-2015

–

–

–

(4.03
)

3.74

5.73

1.76

1.76

Class R6 (WARRX)

10-31-2014

–

–

–

(3.29
)

4.08

5.61

1.08

1.08

Administrator Class (WARDX)

3-1-2012

–

–

–

(3.67
)

3.89

5.52

1.43

1.42

Institutional Class (WABIX)

11-30-2012

–

–

–

(3.33
)

4.07

5.61

1.18

1.17

MSCI ACWI Index (Net)[5]

–

–

–

–

(0.03
)

7.68

5.67

–

–

Barclays U.S. TIPS 1-10 Year Index[6]

–

–

–

–

(1.24
)

1.47

3.66

–

–

Consumer Price Index[7]

–

–

–

–

0.17

1.69

1.79

–

–

MSCI World Index (Net)[8]

–

–

–

–

(0.03
)

7.68

5.67

–

–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is
5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deffered sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and
Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Absolute return funds are not intended to outperform
stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Alternative investments, such as commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to asset-backed securities risk, nondiversification risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)

Wells Fargo Absolute Return Fund

7

[1]
The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and
Mr.Wilderman, co-heads and senior members of GMO’s Asset Allocation Team, have been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003 and 2012, respectively.

[2]
Historical performance shown for Class A, Class C, and Administrator Class prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A, Class C, and Administrator Class at their inception. These ratios were 1.66% for Class A, 2.41% for Class C, and 1.50% for Administrator Class.
Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be lower. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[3]
Reflects the expense ratios as stated in the most recent prospectuses, which includes the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.

[4]
The manager has contractually committed through August 31, 2016 (August 31, 2017 for Class R), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses
After Fee Waiver at 0.71% for Class A, 1.46% for Class C, 0.96% for Class R, 0.28% for Class R6, 0.57% for Administrator Class, and 0.33% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. Without these caps, the Fund’s returns would have been lower.

[5]
In light of the Fund’s investment strategy, the Fund’s benchmark was changed from the Morgan Stanley Capital Index (MSCI) World to MSCI ACWI Index (Net) in order to more completely compare the Fund’s equity holdings to an index representing a broader array of countries. The MSCI World Index includes developed-markets equity securities only, while the MSCI ACWI Index (Net) includes equity securities from both developed and emerging markets. The
MSCI ACWI Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]
The Barclays U.S. TIPS 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury having a maturity of 1-10 years. You cannot invest directly in an index.

[7]
The Consumer Price Index for All Urban Consumers in U.S. All Items (Consumer Price Index) is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

[8]
MSCI World Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index.

[9]
The long-term holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]
Portfolio allocation represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the investment exposures of the underlying GMO funds. Portfolio allocation is subject to change and may have changed since the date specified.

8

Wells Fargo Absolute Return Fund

Performance highlights (unaudited)

Long-term holdings (%) as of October 31, 2015[9]

GMO Implementation Fund

80.65

GMO Systematic Global Macro Opportunity Fund, Class III

5.01

GMO Emerging Country Debt Fund, Class IV

4.54

GMO Debt Opportunities Fund, Class VI

4.01

GMO Special Opportunities Fund, Class VI

3.07

GMO Alpha Only fund, Class IV

3.02

Portfolio allocation as of October 31, 2015[10]

Fund expenses (unaudited)

Wells Fargo Absolute Return Fund

9

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The
example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual expenses

The “Actual” line
of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  Expenses excluding GMO Benchmark-Free Allocation Fund
and underlying fund expenses

Beginning account value 5-1-2015

Ending account value 10-31-2015

Expenses paid during the period¹

Net annualized expense ratio

Class A

Actual

$
1,000.00

$
939.91

$
3.32

0.68
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.78

$
3.47

0.68
%

Class C

Actual

$
1,000.00

$
935.51

$
6.98

1.43
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,018.00

$
7.27

1.43
%

Class R

Actual

$
1,000.00

$
937.55

$
4.49

0.92
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.57

$
4.69

0.92
%

Class R6

Actual

$
1,000.00

$
941.86

$
1.17

0.24
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.00

$
1.22

0.24
%

Administrator Class

Actual

$
1,000.00

$
939.18

$
2.74

0.56
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,022.38

$
2.85

0.56
%

Institutional Class

Actual

$
1,000.00

$
941.02

$
1.52

0.31
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.64

$
1.58

0.31
%

Please see footnote on page 10.

10

Wells Fargo Absolute Return Fund

Fund expenses (unaudited)

  Expenses including GMO Benchmark-Free Allocation Fund
and underlying fund expenses

Beginning account value 5-1-2015

Ending account value 10-31-2015

Expenses paid during the period¹

Net annualized expense ratio

Class A

Actual

$
1,000.00

$
939.91

$
7.19

1.47
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.80

$
7.48

1.47
%

Class C

Actual

$
1,000.00

$
935.51

$
10.83

2.22
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,014.01

$
11.27

2.22
%

Class R

Actual

$
1,000.00

$
937.55

$
8.35

1.71
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,016.59

$
8.69

1.71
%

Class R6

Actual

$
1,000.00

$
941.86

$
5.04

1.03
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.01

$
5.24

1.03
%

Administrator Class

Actual

$
1,000.00

$
939.18

$
6.60

1.35
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,018.40

$
6.87

1.35
%

Institutional Class

Actual

$
1,000.00

$
941.02

$
5.38

1.10
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.66

$
5.60

1.10
%

[1]
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—October 31, 2015 (unaudited)

Wells Fargo Absolute Return Fund

11

Security name

Shares

Value

Investment Companies: 99.91%

GMO Benchmark-Free Allocation Fund, Class MF (l)

414,324,588

$
10,287,679,522

Total Investment Companies (Cost $10,795,686,940)

10,287,679,522

Total investments (Cost $10,795,686,940) *

99.91
%

10,287,679,522

Other assets and liabilities, net

0.09

8,974,444

Total net assets

100.00
%

$
10,296,653,966

(l)
The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

*
Cost for federal income tax purposes is $10,861,298,633 and unrealized gains (losses) consists of:

Gross unrealized gains

$
0

Gross unrealized losses

(573,619,111
)

Net unrealized losses

$
(573,619,111
)

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Absolute Return Fund

Statement of assets and liabilities—October 31, 2015 (unaudited)

Assets

Investment in affiliated investment companies, at value (cost $10,795,686,940)

$
10,287,679,522

Cash

26,718,435

Receivable for investments sold

13,281,565

Receivable for Fund shares sold

11,970,828

Prepaid expenses and other assets

293,137

Total assets

10,339,943,487

Liabilities

Payable for Fund shares redeemed

37,972,180

Management fee payable

1,657,803

Distribution fees payable

1,025,666

Administration fees payable

1,415,101

Accrued expenses and other liabilities

1,218,771

Total liabilities

43,289,521

Total net assets

$
10,296,653,966

NET ASSETS CONSIST OF

Paid-in capital

$
10,715,538,562

Undistributed net investment income

99,557,464

Accumulated net realized losses on investments

(10,434,642
)

Net unrealized losses on investments

(508,007,418
)

Total net assets

$
10,296,653,966

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A

$
1,636,297,505

Shares outstanding – Class A1

156,202,854

Net asset value per share – Class A

$10.48

Maximum offering price per share – Class A2

$11.12

Net assets – Class C

$
1,540,247,819

Shares outstanding – Class C1

149,491,704

Net asset value per share – Class C

$10.30

Net assets – Class R

$
25,766

Shares outstanding – Class R1

2,453

Net asset value per share – Class R

$10.50

Net assets – Class R6

$
7,394,030

Shares outstanding – Class R6[1]

702,143

Net asset value per share – Class R6

$10.53

Net assets – Administrator Class

$
2,267,898,367

Shares outstanding – Administrator Class[1]

215,894,911

Net asset value per share – Administrator Class

$10.50

Net assets – Institutional Class

$
4,844,790,479

Shares outstanding – Institutional Class[1]

460,069,389

Net asset value per share – Institutional Class

$10.53

[1]
The Fund has an unlimited number of authorized shares.

[2]
Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended October 31, 2015 (unaudited)

Wells Fargo Absolute Return Fund

13

Investment income

Dividends from affiliated investment companies

$
157,879,410

Expenses

Management fee

10,903,869

Administration fees

Class A

2,088,439

Class C

1,952,712

Class R

5
[1]

Class R6

910

Administrator Class

1,923,096

Institutional Class

2,771,135

Shareholder servicing fees

Class A

2,293,811

Class C

2,145,719

Class R

6
[1]

Administrator Class

4,049,631

Distribution fees

Class C

6,437,158

Class R

6
[1]

Custody and accounting fees

11,849

Professional fees

18,853

Registration fees

570,668

Shareholder report expenses

344,059

Trustees’ fees and expenses

6,608

Interest expense

12,201

Other fees and expenses

111,645

Total expenses

35,642,380

Less: Fee waivers and/or expense reimbursements

(255,746
)

Net expenses

35,386,634

Net investment income

122,492,776

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:

Sale of affiliated investment companies

(158,514,057
)

Capital gain distributions from affiliated investment companies

79,692,381

Net realized losses on investments

(78,821,676
)

Net change in unrealized gains (losses) on investments

(790,712,571
)

Net realized and unrealized gains (losses) on investments

(869,534,247
)

Net decrease in net assets resulting from operations

$
(747,041,471
)

[1]
For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Absolute Return Fund

Statement of changes in net assets

  Six months ended
October 31, 2015 (unaudited)

  Year ended
April 30, 2015

Operations

Net investment income

$
122,492,776

$
161,360,592

Net realized gains (losses) on investments

(78,821,676
)

282,382,617

Net change in unrealized gains (losses) on investments

(790,712,571
)

(306,084,237
)

Net increase (decrease) in net assets resulting from operations

(747,041,471
)

137,658,972

Distributions to shareholders from

Net investment income

Class A

0

(46,771,237
)

Class C

0

(32,930,720
)

Class R6

0

(722
)[1]

Administrator Class

0

(96,932,949
)

Institutional Class

0

(127,892,812
)

Net realized gains

Class A

0

(19,085,961
)

Class C

0

(17,608,903
)

Class R6

0

(235
)[1]

Administrator Class

0

(36,474,143
)

Institutional Class

0

(42,411,716
)

Total distributions to shareholders

0

(420,109,398
)

Capital share transactions

Shares

Shares

Proceeds from shares sold

Class A

15,883,398

171,991,752

70,082,675

793,603,767

Class C

8,742,653

93,499,788

48,665,679

545,035,379

Class R

2,453
[2]

25,000
[2]

N/A

N/A

Class R6

715,672

7,943,398

7,388
[1]

82,908
[1]

Administrator Class

31,554,244

344,164,485

168,608,782

1,915,693,998

Institutional Class

140,860,145

1,491,699,510

338,198,480

3,832,004,737

2,109,323,933

7,086,420,789

Reinvestment of distributions

Class A

0

0

5,507,060

60,098,192

Class C

0

0

3,813,839

41,146,022

Class R6

0

0

88
[1]

957
[1]

Administrator Class

0

0

12,017,771

131,321,751

Institutional Class

0

0

10,381,003

113,553,390

0

346,120,312

Payment for shares redeemed

Class A

(34,978,053
)

(373,420,060
)

(100,178,392
)

(1,136,238,269
)

Class C

(24,595,000
)

(258,195,321
)

(29,135,027
)

(321,826,353
)

Class R6

(21,004
)

(215,062
)

(1
)[1]

(12
)[1]

Administrator Class

(152,415,614
)

(1,605,003,864
)

(213,759,666
)

(2,402,284,698
)

Institutional Class

(111,960,187
)

(1,192,162,649
)

(108,063,864
)

(1,208,607,788
)

(3,428,996,956
)

(5,068,957,120
)

Net increase (decrease) in net assets resulting from capital share transactions

(1,319,673,023
)

2,363,583,981

Total increase (decrease) in net assets

(2,066,714,494
)

2,081,133,555

Net assets

Beginning of period

12,363,368,460

10,282,234,905

End of period

$
10,296,653,966

$
12,363,368,460

Undistributed (overdistributed) net investment income

$
99,557,464

$
(22,935,312
)

[1]
For the period from October 31, 2014 (commencement of class operations) to April 30, 2015

[2]
For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Absolute Return Fund

15

(For a share outstanding throughout each period)

Six months ended October 31, 2015 (unaudited)

Year ended April 30

Year ended September 30

CLASS A

2015

2014[1]

2013

2012[2]

Net asset value, beginning of period

$11.15

$11.39

$10.94

$10.16

$10.00

Net investment income (loss)

0.12

0.14
[3]

0.10

0.08

(0.02
)[3]

Net realized and unrealized gains (losses) on investments

(0.79
)

(0.01
)

0.51

0.73

0.18

Total from investment operations

(0.67
)

0.13

0.61

0.81

0.16

Distributions to shareholders from

Net investment income

0.00

(0.26
)

(0.16
)

(0.03
)

0.00

Net realized gains

0.00

(0.11
)

(0.00
)[4]

0.00

0.00

Total distributions to shareholders

0.00

(0.37
)

(0.16
)

(0.03
)

0.00

Net asset value, end of period

$10.48

$11.15

$11.39

$10.94

$10.16

  Total
return[5]

(6.01
)%

1.23
%

5.66
%

8.02
%

1.60
%

Ratios to average net assets (annualized)

Gross expenses[6]

0.68
%

0.71
%

0.72
%

0.73
%

0.79
%

Net expenses[6]

0.68
%

0.71
%

0.72
%

0.73
%

0.78
%

Net investment income (loss)[6]

2.01
%

1.21
%

1.55
%

0.92
%

(0.36
)%

Supplemental data

Portfolio turnover rate

3
%

6
%

0
%

0
%

0
%

Net assets, end of period (000s omitted)

$1,636,298

$1,954,792

$2,277,448

$1,512,891

$398,557

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

[3]
Calculated based upon average shares outstanding

[4]
Amount is less than $0.005.

[5]
Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]
Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2015 (unaudited)

0.57
%

Year ended April 30, 2015

0.55
%

Year ended April 30, 2014[1]

0.54
%

Year ended September 30, 2013

0.50
%

Year ended September 30, 2012[2]

0.49
%

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

Six months ended October 31, 2015 (unaudited)

Year ended April 30

Year ended September 30

CLASS C

2015

2014[1]

2013

2012[2]

Net asset value, beginning of period

$11.01

$11.27

$10.82

$10.11

$10.00

Net investment income (loss)

0.07

0.06
[3]

0.06

0.03

(0.06
)[3]

Net realized and unrealized gains (losses) on investments

(0.78
)

(0.01
)

0.50

0.70

0.17

Total from investment operations

(0.71
)

0.05

0.56

0.73

0.11

Distributions to shareholders from

Net investment income

0.00

(0.20
)

(0.11
)

(0.02
)

0.00

Net realized gains

0.00

(0.11
)

(0.00
)[4]

0.00

0.00

Total distributions to shareholders

0.00

(0.31
)

(0.11
)

(0.02
)

0.00

Net asset value, end of period

$10.30

$11.01

$11.27

$10.82

$10.11

  Total
return[5]

(6.45
)%

0.47
%

5.23
%

7.20
%

1.10
%

Ratios to average net assets (annualized)

Gross expenses[6]

1.43
%

1.47
%

1.47
%

1.48
%

1.54
%

Net expenses[6]

1.43
%

1.47
%

1.47
%

1.48
%

1.53
%

Net investment income (loss)[6]

1.25
%

0.53
%

0.78
%

0.14
%

(1.11
)%

Supplemental data

Portfolio turnover rate

3
%

6
%

0
%

0
%

0
%

Net assets, end of period (000s omitted)

$1,540,248

$1,820,384

$1,600,482

$1,042,487

$268,171

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

[3]
Calculated based upon average shares outstanding

[4]
Amount is less than $0.005.

[5]
Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]
Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2015 (unaudited)

0.57
%

Year ended April 30, 2015

0.55
%

Year ended April 30, 2014[1]

0.54
%

Year ended September 30, 2013

0.50
%

Year ended September 30, 2012[2]

0.49
%

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Absolute Return Fund

17

(For a share outstanding throughout the period)

CLASS R

Period ended October 31, 2015[1] (unaudited)

Net asset value, beginning of period

$10.19

Net investment loss

(0.01
)[2]

Net realized and unrealized gains (losses) on investments

0.32

Total from investment operations

0.31

Net asset value, end of period

$10.50

  Total
return[3]

3.04
%

Ratios to average net assets (annualized)

Gross expenses[4]

0.92
%

Net expenses[4]

0.92
%

Net investment loss[4]

(0.92
)%

Supplemental data

Portfolio turnover rate

3
%

Net assets, end of period (000s omitted)

$26

[1]
For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]
Calculated based upon average shares outstanding

[3]
Returns for periods of less than one year are not annualized.

[4]
Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were 0.57%.

The accompanying notes are an integral part of these financial statements.

18

Wells Fargo Absolute Return Fund

Financial highlights

(For a share outstanding throughout the period)

CLASS R6

Six months ended October 31, 2015 (unaudited)

Year ended April 30, 2015[1]

Net asset value, beginning of period

$11.18

$11.32

Net investment income

0.22
[2]

0.09
[2]

Net realized and unrealized gains (losses) on investments

(0.87
)

0.20

Total from investment operations

(0.65
)

0.29

Distributions to shareholders from

Net investment income

0.00

(0.32
)

Net realized gains

0.00

(0.11
)

Total distributions to shareholders

0.00

(0.43
)

Net asset value, end of period

$10.53

$11.18

  Total
return[3]

(5.81
)%

2.68
%

Ratios to average net assets (annualized)

Gross expenses[4]

0.24
%

0.24
%

Net expenses[4]

0.24
%

0.24
%

Net investment income[4]

2.56
%

1.67
%

Supplemental data

Portfolio turnover rate

3
%

6
%

Net assets, end of period (000s omitted)

$7,394

$84

[1]
For the period from October 31, 2014 (commencement of class operations) to April 30, 2015

[2]
Calculated based upon average shares outstanding

[3]
Returns for periods of less than one year are not annualized.

[4]
Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2015 (unaudited)

0.57
%

Year ended April 30, 2015[1]

0.55
%

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Absolute Return Fund

19

(For a share outstanding throughout each period)

Six months ended October 31, 2015 (unaudited)

Year ended April 30

Year ended September 30

ADMINISTRATOR CLASS

2015

2014[1]

2013

2012[2]

Net asset value, beginning of period

$11.18

$11.42

$10.97

$10.17

$10.00

Net investment income (loss)

0.21
[3]

0.14
[3]

0.11

0.09

(0.01
)[3]

Net realized and unrealized gains (losses) on investments

(0.89
)

0.01

0.51

0.75

0.18

Total from investment operations

(0.68
)

0.15

0.62

0.84

0.17

Distributions to shareholders from

Net investment income

0.00

(0.28
)

(0.17
)

(0.04
)

0.00

Net realized gains

0.00

(0.11
)

(0.00
)[4]

0.00

0.00

Total distributions to shareholders

0.00

(0.39
)

(0.17
)

(0.04
)

0.00

Net asset value, end of period

$10.50

$11.18

$11.42

$10.97

$10.17

  Total
return[5]

(6.08
)%

1.40
%

5.74
%

8.25
%

1.70
%

Ratios to average net assets (annualized)

Gross expenses[6]

0.57
%

0.55
%

0.55
%

0.55
%

0.62
%

Net expenses[6]

0.56
%

0.55
%

0.55
%

0.55
%

0.59
%

Net investment income (loss)[6]

2.35
%

1.26
%

1.69
%

1.03
%

(0.16
)%

Supplemental data

Portfolio turnover rate

3
%

6
%

0
%

0
%

0
%

Net assets, end of period (000s omitted)

$2,267,898

$3,763,871

$4,223,678

$2,763,630

$914,872

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

[3]
Calculated based upon average shares outstanding

[4]
Amount is less than $0.005.

[5]
Returns for periods of less than one year are not annualized.

[6]
Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2015 (unaudited)

0.57
%

Year ended April 30, 2015

0.55
%

Year ended April 30, 2014[1]

0.54
%

Year ended September 30, 2013

0.50
%

Year ended September 30, 2012[2]

0.49
%

The accompanying notes are an integral part of these financial statements.

20

Wells Fargo Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

Six months ended October 31, 2015 (unaudited)

Year ended April 30

Year ended September 30, 2013[2]

INSTITUTIONAL CLASS

2015

2014[1]

Net asset value, beginning of period

$11.19

$11.44

$10.99

$10.18

Net investment income

0.19
[3]

0.23
[3]

0.12

0.14
[3]

Net realized and unrealized gains (losses) on investments

(0.85
)

(0.05
)

0.52

0.71

Total from investment operations

(0.66
)

0.18

0.64

0.85

Distributions to shareholders from

Net investment income

0.00

(0.32
)

(0.19
)

(0.04
)

Net realized gains

0.00

(0.11
)

(0.00
)[4]

0.00

Total distributions to shareholders

0.00

(0.43
)

(0.19
)

(0.04
)

Net asset value, end of period

$10.53

$11.19

$11.44

$10.99

  Total
return[5]

(5.90
)%

1.65
%

5.93
%

8.41
%

Ratios to average net assets (annualized)

Gross expenses[6]

0.32
%

0.29
%

0.29
%

0.30
%

Net expenses[6]

0.31
%

0.29
%

0.29
%

0.30
%

Net investment income[6]

2.26
%

2.00
%

1.84
%

1.56
%

Supplemental data

Portfolio turnover rate

3
%

6
%

0
%

0
%

Net assets, end of period (000s omitted)

$4,844,790

$4,824,238

$2,180,627

$982,490

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]
Calculated based upon average shares outstanding

[4]
Amount is less than $0.005.

[5]
Returns for periods of less than one year are not annualized.

[6]
Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2015 (unaudited)

0.57
%

Year ended April 30, 2015

0.55
%

Year ended April 30, 2014[1]

0.54
%

Year ended September 30, 2013[2]

0.50
%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)

Wells Fargo Absolute Return Fund

21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation
Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether now existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt
Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of October 31, 2015, the Fund owned 53% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expense of Benchmark-Free Allocation Fund which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the
Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.

2. SIGNIFICANT ACCOUNTING
POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange
(generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund which is included in the mailing of this shareholder report. An unaudited Statement of Assets and Liabilities and an unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of October 31, 2015 have also been included as an Appendix in this report for your reference.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from
Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to
continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

22

Wells Fargo Absolute Return Fund

Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2015, the Fund had a qualified late-year ordinary loss of
$22,935,312 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management,
LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.225% and declining to 0.16% as the average daily net assets of the Fund increase. Prior to September 1, 2015, Funds Management was entitled to receive an annual advisory and fund level administration fee which started at 0.225% and declined to 0.165% as the average daily net assets of the Fund increased.

For the six months ended October 31, 2015, the management fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

Administration fees

Under a class-level
administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

Notes to financial statements (unaudited)

Wells Fargo Absolute Return Fund

23

account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Current rate

Rate prior to July 1, 2015

Class A, Class C

0.21
%

0.26
%

Class R

0.21

N/A

Class R6

0.03

0.03

Administrator Class

0.13

0.10

Institutional Class

0.13

0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

Expense ratio cap

Expiration date

Class A

0.71
%

August 31, 2016

Class C

1.46

August 31, 2016

Class R

0.96

August 31, 2017

Class R6

0.28

August 31, 2016

Administrator Class

0.57

August 31, 2016

Institutional Class

0.33

August 31, 2016

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of
Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2015, Funds Distributor received $162,069 from the sale of Class A shares and $7,023 and $23,288 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has
entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT TRANSACTIONS

For the six months
ended October 31, 2015, the Fund made aggregate purchases and sales of $385,648,450 and $1,483,167,521, respectively, in its investment in Benchmark-Free Allocation Fund.

As a result of its investment in Benchmark-Free Allocation Fund, the Fund incurs purchase premium and redemption fees. These purchase premium and redemption fees are paid by the Fund to Benchmark-Free Allocation Fund to help offset estimated portfolio transaction and related costs incurred as a result of a purchase or redemption order by allocating

24

Wells Fargo Absolute Return Fund

Notes to financial statements (unaudited)

estimated transaction costs to the purchasing or redeeming shareholder. The Fund is currently charged 0.18% for purchases and redemptions which are reflected in paid in capital. Prior to
June 30, 2015, the Fund was charged 0.13% for purchases and redemptions. GMO reassesses these fees annually.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended October 31, 2015, the Fund paid $11,341 in commitment fees.

During the six months ended October 31, 2015, the Fund had average borrowings outstanding of $859,225 (on an annualized basis) at an average rate of 1.42% and paid interest in the amount of $12,201.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT
DISTRIBUTIONS

On December 11, 2015, the Fund declared distributions from long-term capital gains to shareholders of record on December 10, 2015. The per share amounts payable on December 14, 2015 were as follows:

Long-term capital gains

Class A

$
0.12256

Class C

0.12256

Class R

0.12256

Class R6

0.12256

Administrator Class

0.12256

Institutional Class

0.12256

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)

Wells Fargo Absolute Return Fund

25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling
1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO
HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the
SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling
1-800-SEC-0330.

26

Wells Fargo Absolute Return Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells
Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each
Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other public company or investment company directorships during past 5 years

  William R. Ebsworth
(Born 1957)

Trustee, since 2015**

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief
Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand
International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer,
Finance, at Babson College.

Asset Allocation Trust

Jane A. Freeman (Born 1953)

Trustee, since 2015**

Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft
Garden (non-profit organization) and an inactive chartered financial analyst.

Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.

Asset Allocation Trust

  Isaiah Harris, Jr.   (Born
1952)

Trustee, since 2009

Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth
Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of
Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.

CIGNA Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008; Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior
Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School,
University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Other information (unaudited)

Wells Fargo Absolute Return Fund

27

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other public company or investment company directorships during past 5 years

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner
Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the
University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Michael S. Scofield (Born 1943)

Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996***

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees
Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*
Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**
William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

***
Donald Willeke will retire as a Trustee effective December 31, 2015.

Officers

Name and year of birth

Position held and length of service

Principal occupations during past five years or longer

  Karla M. Rabusch   (Born
1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.

Jeremy DePalma[1] (Born 1974)

Treasurer, since 2012

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)

Secretary, since 2000; Chief Legal Officer, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.

  Debra Ann Early   (Born
1964)

Chief Compliance Officer, since 2007

Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.

  David Berardi   (Born
1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for
Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]
Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28

Wells Fargo Absolute Return Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AGREEMENT:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”)
must determine annually whether to approve the continuation of the Trust’s investment advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Absolute Return Fund (the “Fund”).

The Fund is a gateway feeder fund that invests substantially all of its assets in the GMO Benchmark-Free Allocation Fund (the “GMO Fund”), a series of the GMO
Trust, which is overseen by a different board of trustees. The GMO Fund is managed by Grantham Mayo Van Otterloo & Co. LLC (“GMO”). The Fund’s investment objective and principal investment strategies are substantially similar to those of the GMO Fund. References to the Fund and its performance and characteristics are also applicable to the GMO Fund, as relevant.

At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of Funds Management and the continuation of the Management Agreement. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Management
Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board,
Funds Management was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management about various topics. In this regard, the Board reviewed reports at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously
approved the continuation of the Management Agreement for a one-year term for the period from June 1, 2015 through May 31, 2016, and determined that the compensation payable to Funds Management was reasonable. The Board considered the continuation of the Management Agreement for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management under the Management
Agreement. This information included, among other things, a summary of the background and experience of senior management of Funds Management.

In light of the
gateway feeder nature of the Fund, the Board was advised that the scope of services under the Management Agreement would include various responsibilities related to the oversight of the GMO Fund and its performance and investment management activities, as well as fund-level administrative services typically provided by Funds Management under a separate administration agreement.

The Board evaluated the
ability of Funds Management to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds
Management. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended
March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the
Fund’s benchmark index and to other

Other information (unaudited)

Wells Fargo Absolute Return Fund

29

comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance
Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review except the one-year period. The Board also noted that the performance of the Fund was lower than one of its benchmarks, the MSCI World Index (Net), for all periods under review, and higher than the Fund’s other benchmark, the Consumer Price Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees
(which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 service fees, but excluding purchase premiums, redemption fees and indirect interest expenses, at both the Fund-level and the GMO Fund-level. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how the funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund, including indirect fees and expenses incurred at the GMO Fund-level, were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Management Agreement.

Investment advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment management and Fund-level administrative services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Advisory Agreement Rates cover both advisory and fund-level administration services, including fund-level transfer agency and fund-level sub-transfer agency costs.

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes. The Board discussed and accepted Funds Management’s proposal to revise the Management
Agreement’s fee schedule for the Fund to add an additional breakpoint.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by GMO to other types of clients with investment strategies similar to those of the GMO Fund. The Board received and considered this information because Fund shareholders incur advisory fees payable to GMO indirectly as acquired fund fees and expenses, even though the GMO Fund, which engages GMO, is overseen by a different board of trustees.

Based on its consideration
of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement was reasonable, in light of the services covered by the
Management Agreement.

Profitability

The
Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Management Agreement.

Economies of scale

With respect to possible
economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board took into account the agreed-upon revision to the management fee schedule for the Fund that adds an additional breakpoint. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The

30

Wells Fargo Absolute Return Fund

Other information (unaudited)

Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management

The Board
received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s business as a result of its relationship with the Fund. The Board also noted that various affiliates of
Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Management Agreement for a one-year term for the period from June 1, 2015 through May 31, 2016, and determined that the compensation payable to Funds Management was reasonable.

List of abbreviations

Wells Fargo Absolute Return Fund

31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA
— ACA Financial Guaranty Corporation

ADR
— American depositary receipt

ADS
— American depositary shares

AGC
— Assured Guaranty Corporation

AGM
— Assured Guaranty Municipal

Ambac
— Ambac Financial Group Incorporated

AMT
— Alternative minimum tax

AUD
— Australian dollar

BAN
— Bond anticipation notes

BHAC
— Berkshire Hathaway Assurance Corporation

BRL
— Brazilian real

CAB
— Capital appreciation bond

CAD
— Canadian dollar

CCAB
— Convertible capital appreciation bond

CDA
— Community Development Authority

CDO
— Collateralized debt obligation

CHF
— Swiss franc

COP
— Colombian peso

CLP
— Chilean peso

DKK
— Danish krone

DRIVER
— Derivative inverse tax-exempt receipts

DW&P
— Department of Water & Power

DWR
— Department of Water Resources

ECFA
— Educational & Cultural Facilities Authority

EDA
— Economic Development Authority

EDFA
— Economic Development Finance Authority

ETF
— Exchange-traded fund

EUR
— Euro

FDIC
— Federal Deposit Insurance Corporation

FFCB
— Federal Farm Credit Banks

FGIC
— Financial Guaranty Insurance Corporation

FHA
— Federal Housing Administration

FHLB
— Federal Home Loan Bank

FHLMC
— Federal Home Loan Mortgage Corporation

FICO
— The Financing Corporation

FNMA
— Federal National Mortgage Association

FSA
— Farm Service Agency

GBP
— Great British pound

GDR
— Global depositary receipt

GNMA
— Government National Mortgage Association

GO
— General obligation

HCFR
— Healthcare facilities revenue

HEFA
— Health & Educational Facilities Authority

HEFAR
— Higher education facilities authority revenue

HFA
— Housing Finance Authority

HFFA
— Health Facilities Financing Authority

HKD
— Hong Kong dollar

HUD
— Department of Housing and Urban Development

HUF
— Hungarian forint

IDA
— Industrial Development Authority

IDAG
— Industrial Development Agency

IDR
— Indonesian rupiah

IEP
— Irish pound

JPY
— Japanese yen

KRW
— Republic of Korea won

LIBOR
— London Interbank Offered Rate

LIFER
—  Long Inverse Floating Exempt Receipts

LIQ
— Liquidity agreement

LLC
— Limited liability company

LLLP
— Limited liability limited partnership

LLP
— Limited liability partnership

LOC
— Letter of credit

LP
— Limited partnership

MBIA
— Municipal Bond Insurance Association

MFHR
— Multifamily housing revenue

MSTR
— Municipal securities trust receipts

MTN
— Medium-term note

MUD
— Municipal Utility District

MXN
— Mexican peso

MYR
— Malaysian ringgit

National
— National Public Finance Guarantee Corporation

NGN
— Nigerian naira

NOK
— Norwegian krone

NZD
— New Zealand dollar

PCFA
— Pollution Control Financing Authority

PCL
— Public Company Limited

PCR
— Pollution control revenue

PFA
— Public Finance Authority

PFFA
— Public Facilities Financing Authority

PFOTER
— Puttable floating option tax-exempt receipts

plc
— Public limited company

PLN
— Polish zloty

PUTTER
— Puttable tax-exempt receipts

R&D
— Research & development

Radian
— Radian Asset Assurance

RAN
— Revenue anticipation notes

RDA
— Redevelopment Authority

RDFA
— Redevelopment Finance Authority

REIT
— Real estate investment trust

ROC
— Reset option certificates

RON
— Romanian lei

RUB
— Russian ruble

SAVRS
— Select auction variable rate securities

SBA
— Small Business Authority

SDR
— Swedish depositary receipt

SEK
— Swedish krona

SFHR
— Single-family housing revenue

SFMR
— Single-family mortgage revenue

SGD
— Singapore dollar

SPA
— Standby purchase agreement

SPDR
— Standard & Poor’s Depositary Receipts

SPEAR
— Short Puttable Exempt Adjustable Receipts

STRIPS
— Separate trading of registered interest and

principal securities

TAN
— Tax anticipation notes

TBA
— To be announced

THB
— Thai baht

TIPS
— Treasury inflation-protected securities

TRAN
— Tax revenue anticipation notes

TRY
— Turkish lira

TTFA
— Transportation Trust Fund Authority

TVA
— Tennessee Valley Authority

ZAR
— South African rand

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APPENDIX

GMO Benchmark-Free Allocation Fund

(A
Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2015 (Unaudited)

Shares

Description

Value ($)

MUTUAL FUNDS — 100.0%

Affiliated Issuers — 100.0%

26,388,310

GMO Alpha Only Fund, Class IV

586,084,358

31,416,317

GMO Debt Opportunities Fund, Class VI

779,124,655

95,184,740

GMO Emerging Country Debt Fund, Class IV

881,410,694

1,247,507,723

GMO Implementation Fund

15,668,696,999

29,390,605

GMO Special Opportunities Fund, Class VI

595,747,556

29,398,269

GMO Systematic Global Macro Opportunity Fund, Class III

973,082,694

TOTAL MUTUAL FUNDS (COST $19,640,757,175)

19,484,146,956

SHORT-TERM INVESTMENTS — 0.1%

Money Market Funds — 0.1%

11,277,848

State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)

11,277,848

TOTAL SHORT-TERM INVESTMENTS (COST $11,277,848)

11,277,848

TOTAL INVESTMENTS — 100.1% (Cost $19,652,035,023)

19,495,424,804

  Other Assets and Liabilities
(net) — (0.1%)

(10,658,106
)

TOTAL NET ASSETS — 100.0%

$19,484,766,698

Notes to Schedule of Investments:

(a)
The rate disclosed is the 7 day net yield as of October 31, 2015. Note: Yield rounds to 0.00%.

A-1

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — October 31, 2015 (Unaudited)

Assets:

  Investments in affiliated issuers, at
value(a)

$
19,484,146,956

  Investments in unaffiliated issuers, at
value(b)

11,277,848

Receivable for Fund shares sold

45,953,029

Receivable for expenses reimbursed and/or waived by GMO

2,522,269

Miscellaneous receivable

46,971

Total assets

19,543,947,073

Liabilities:

Payable for investments purchased

25,763,906

Payable for Fund shares repurchased

19,905,052

Payable to affiliate for:

Management fee

11,135,081

Supplemental support fee – Class MF

913,052

Shareholder service fee

1,069,405

Payable to agents unaffiliated with GMO

2,304

Payable to Trustees and related expenses

12,798

Accrued expenses

378,777

Total liabilities

59,180,375

Net assets

$
19,484,766,698

(a) Cost of investments – affiliated issuers:

$
19,640,757,175

(b) Cost of investments – unaffiliated issuers:

$
11,277,848

Net assets consist of:

Paid-in capital

$
20,827,084,590

Distributions in excess of net investment income

(30,192,774
)

Accumulated net realized gain (loss)

(101,024,450
)

Net unrealized depreciation

(156,610,219
)

Accumulated deconsolidation impact*

(1,054,490,449
)

$
19,484,766,698

Net assets attributable to:

Class III shares

$
6,205,921,351

Class IV shares

$
2,992,640,180

Class MF shares

$
10,286,205,167

Shares outstanding:

Class III

250,076,879

Class IV

120,614,645

Class MF

414,324,588

Net asset value per share:

Class III

$
24.82

Class IV

$
24.81

Class MF

$
24.83

*
Amount shown represents adjustment due to deconsolidation at July 31, 2015.

A-2

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intentionally left blank.

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left blank.

For more information

More information about
Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of
Wells Fargo & Company.

NOT FDIC
INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

  238515 12-15
SA260/SAR260 10-15

Semi-Annual Report

October 31, 2015

Wells Fargo Asset Allocation Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of October 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

2

Wells Fargo Asset Allocation Fund

Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

These disparate influences tended to obscure improving economic data in the U.S. and several developed European countries.

The decline of oil and natural gas prices that began during the summer of 2014 continued into 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asset Allocation Fund for the six-month period that ended October 31, 2015. During the period, investors confronted concerns about diverging central bank policies globally, stubbornly low commodity prices, ongoing currency volatility, slowing economic growth in China and a dramatic rise and fall in the country’s equity markets, and contentious negotiations to refinance Greece’s sovereign debt. These disparate influences tended to obscure improving economic data in the U.S. and several developed European countries.

Low commodity prices and slower global growth overshadowed improved economic data.

The U.S. economy achieved positive annualized gross domestic product (GDP) growth during the second and third quarters of 2015. U.S. employment improved, and corporate earnings were steady. In Europe, the eurozone’s largest economies—France, Germany, Italy, and Spain—reported GDP growth on an annualized basis for the second quarter of 2015, while results were uneven for smaller, developing economies in the region. While annualized GDP growth slowed in the third quarter in the eurozone, overall, it remained positive.

On the news of improving economic data,
stocks generally moved higher in April and early May 2015. A confluence of events discouraged equity investors as summer advanced. The decline of oil and natural gas prices that began during the summer of 2014 continued into 2015. At the same time, the value of the U.S. dollar increased relative to the currencies of several key trading partners. Both conditions caused investor concern. Sustained lower prices for oil, natural gas, and other commodities hampered the performance of energy- and materials-sector companies, and their stocks generally suffered. Particularly for large U.S. multinational companies and exporters, the stronger U.S. dollar tended to have negative effects because earnings realized in foreign currencies were reduced upon translation to U.S. dollars. International investors also saw the value of their overseas investments reduced upon translation.

Despite their concerns, equity
investors earned a positive return for the six-month period that ended October 31, 2015, as measured by the S&P 500 Index,1 which returned 0.77%, with 6 of 10 S&P 500 Index sectors achieving positive returns. As might be expected, exceptions included the S&P 500 Energy Index,2 which returned -15.32%, and the S&P 500 Materials Index,3 which returned -8.92%. (The S&P 500 Industrials Index,4 which returned -0.59%, and the S&P 500 Telecommunication Services Index,5 which returned -4.26%, were the other two S&P 500 Index sectors with negative returns for the period.)

[1]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]
The S&P 500 Energy Index is a market-value-weighted index that measures the performance of all stocks within the energy sector of the S&P 500 Index. You cannot invest directly in an index.

[3]
The S&P 500 Materials Index is a market-value-weighted index that measures the performance of all stocks within the materials sector of the S&P 500 Index. You cannot invest directly in an index.

[4]
The S&P 500 Industrials Index is a market-value-weighted index that measures the performance of all stocks within the industrials sector of the S&P 500 Index. You cannot invest directly in an index.

[5]
The S&P 500 Telecommunication Services Index is a market-value-weighted index that measures the performance of all stocks within the telecommunication services sector of the S&P 500 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)

Wells Fargo Asset Allocation Fund

3

Global central bank policies diverged as investor concerns about China persisted.

While the U.S. Federal Reserve (Fed) consistently stated its intention to increase the federal funds rate when labor-market conditions improve and inflation returns to 2%, slowing growth, particularly in emerging markets, prompted the Fed to defer an interest-rate increase once again at the end of the third quarter of 2015. Investors continued to anticipate an interest-rate increase before the end of 2015 or in early 2016. Meanwhile, the Bank of Japan continued its economic stimulus programs, and the Government Pension Investment Fund plans to shift a substantial portion of its government bond assets to investments in the Japanese stock market. In October 2015, the People’s Bank of China cut interest rates for the sixth time in less than a year, lowered bank reserve requirements, and allowed the renminbi to depreciate in an effort to support economic growth. The Hang Seng
Index6 in Hong Kong experienced a dramatic decline after a similarly dramatic ascent during late 2014 and early 2015. Contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt also concerned investors during May and June 2015. Developed European and Asian equity markets, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net),7 returned -6.44% for the six-month period that ended October 31, 2015, while emerging markets stocks suffered more significantly, earning a return during the period of -17.75%, as measured by the
MSCI Emerging Markets Index (Net).8

Bonds were volatile within a narrow range.

During the period, bonds also experienced volatility, albeit within a more narrow range than equities. The uncertain interest-rate environment left investors unsure of the longer-term prospects for fixed-income investments. For the six-month period that ended October 31, 2015, the Barclays U.S. Aggregate Bond Index9 returned -0.10%.
Fixed-income investing overseas was more challenging, with the Barclays Global Aggregate ex U.S. Dollar Bond Index10 returning -2.00%. The difference in returns likely is attributable to the continued perception among investors that U.S. government bonds represent a higher-quality option relative to international sovereign bonds. In addition, U.S. government bonds attracted attention during the period each time the Fed approached a time at which it might announce an interest-rate increase, only to decline when no increase was announced. Bonds of higher quality and longer duration tended to benefit, especially later in the period.

[6]
The Hang Seng Index is a free-float-adjusted market-capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. You cannot invest directly in an index.

[7]
The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by
MSCI.

[8]
The MSCI Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net)
consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan,
Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[9]
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[10]
The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4

Wells Fargo Asset Allocation Fund

Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at
wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

This page is intentionally left
blank.

6

Wells Fargo Asset Allocation Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns (%) as of October 31, 20152

Including sales charge

Excluding sales charge

Expense ratios[3] (%)

Inception date

1 year

5 year

10 year

1 year

5 year

10 year

Gross

Net[4]

Class A (EAAFX)

7-29-1996

(9.23
)

3.08

3.92

(3.69
)

4.31

4.53

1.34

1.34

Class B (EABFX)*

10-3-2002

(9.13
)

3.17

3.99

(4.43
)

3.52

3.99

2.09

2.09

Class C (EACFX)

10-3-2002

(5.44
)

3.50

3.75

(4.44
)

3.50

3.75

2.09

2.09

Class R (EAXFX)

10-10-2003

–

–

–

(3.92
)

4.04

4.28

1.59

1.59

Administrator Class (EAIFX)

10-3-2002

–

–

–

(3.48
)

4.51

4.77

1.26

1.19

Institutional Class (EAAIX)

11-30-2012

–

–

–

(3.29
)

4.64

4.84

1.01

0.99

GMO Global Asset Allocation Index[5]

–

–

–

–

0.89

6.27

5.39

–

–

Barclays U.S. Aggregate Bond Index[6]

–

–

–

–

1.96

3.03

4.72

–

–

MSCI ACWI Index (Net)[7]

–

–

–

–

(0.03
)

7.68

5.67

–

–

*
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R,
Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in
stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Alternative investments, such as short sales, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment
(relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 7.

Performance highlights (unaudited)

Wells Fargo Asset Allocation Fund

7

Ten largest holdings (%) as of October 31, 2015[8]

GMO International Equity Fund Class IV

23.94

GMO Asset Allocation Bond Fund Class VI

20.24

GMO U.S. Equity Allocation Fund Class VI

15.84

GMO U.S. Treasury Fund Class IV

12.93

GMO Emerging Markets Fund Class VI

12.91

GMO Emerging Country Debt Fund Class IV

4.54

GMO Debt Opportunities Fund Class VI

4.04

GMO Alpha Only Fund Class IV

3.01

GMO Risk Premium Fund Class VI

2.57

Portfolio allocation as of October 31, 2015[9]

[1]
The Fund invests all of its investable assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, the
co-heads and, senior members of GMO’s Asset Allocation Team, are primarily responsible for coordinating the portfolio management of Asset Allocation Trust.

[2]
Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation
Fund.

[3]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.55% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of Asset Allocation Trust and other acquired fund fees and expenses.

[4]
The manager has contractually committed through August 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 0.87% for
Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the
Fund’s returns would have been lower.

[5]
The GMO Global Asset Allocation Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Asset Allocation Index has been comprised of 65% Morgan Stanley Capital International (MSCI) All
Country World Index (ACWI) Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI ACWI Index (Net), and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

[6]
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[7]
The MSCI ACWI Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[8]
The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]
Portfolio allocation is based on the investment exposures of the underlying GMO funds and holdings of Asset Allocation Trust. Holdings are subject to change and may have changed since the date specified.

8

Wells Fargo Asset Allocation Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The
example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual expenses

The “Actual” line
of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Asset Allocation Fund

Beginning account value 5-1-2015

Ending account value 10-31-2015

Expenses paid during the period¹

Net annualized expense ratio

Class A

Actual

$
1,000.00

$
946.10

$
4.02

0.82
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.07

$
4.18

0.82
%

Class B

Actual

$
1,000.00

$
942.23

$
7.69

1.57
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.29

$
7.98

1.57
%

Class C

Actual

$
1,000.00

$
941.95

$
7.68

1.57
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.29

$
7.98

1.57
%

Class R

Actual

$
1,000.00

$
944.80

$
5.25

1.07
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.81

$
5.45

1.07
%

Administrator Class

Actual

$
1,000.00

$
946.59

$
3.14

0.64
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.98

$
3.26

0.64
%

Institutional Class

Actual

$
1,000.00

$
947.70

$
2.11

0.43
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.04

$
2.19

0.43
%

Please see footnotes on page 9.

Fund expenses (unaudited)

Wells Fargo Asset Allocation Fund

9

Wells Fargo Asset Allocation Fund including underlying fund expenses

Beginning account value 5-1-2015

Ending account value 10-31-2015

Expenses paid during the period¹

Net annualized expense ratio

Class A

Actual

$
1,000.00

$
946.10

$
6.82

1.39
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,018.20

$
7.07

1.39
%

Class B

Actual

$
1,000.00

$
942.23

$
10.48

2.14
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,014.42

$
10.87

2.14
%

Class C

Actual

$
1,000.00

$
941.95

$
10.47

2.14
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,014.42

$
10.87

2.14
%

Class R

Actual

$
1,000.00

$
944.80

$
8.04

1.64
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,016.94

$
8.34

1.64
%

Administrator Class

Actual

$
1,000.00

$
946.59

$
5.94

1.21
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.11

$
6.16

1.21
%

Institutional Class

Actual

$
1,000.00

$
947.70

$
4.91

1.00
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.16

$
5.09

1.00
%

Asset Allocation Trust

Actual

$
1,000.00

$
949.40

$
0.00

0.00
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,025.21

$
0.00

0.00
%

Asset Allocation Trust including underlying fund expenses

Actual

$
1,000.00

$
949.40

$
2.80

0.57
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,022.33

$
2.91

0.57
%

[1]
Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10

Wells Fargo Asset Allocation Fund

Portfolio of investments—October 31, 2015 (unaudited)

Security name

Shares

Value

Investment Companies: 100.16%

Asset Allocation Trust (l)

330,700,007

$
4,960,966,065

Total Investment Companies (Cost $3,609,066,764)

4,960,966,065

Total Investments (Cost $3,609,066,764) *

100.16
%

4,960,966,065

Other Assets and Liabilities, Net

(0.16
)

(7,865,406
)

Total Net Assets

100.00
%

$
4,953,100,659

(l)
The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

*
Cost for federal income tax purposes is $3,609,242,357 and unrealized gains (losses) consists of:

Gross unrealized gains

$
1,351,899,301

Gross unrealized losses

(175,593
)

Net unrealized gains

$
1,351,723,708

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2015 (unaudited)

Wells Fargo Asset Allocation Fund

11

Assets

In affiliated investment companies, at value (cost $3,609,066,764)

$
4,960,966,065

Receivable for investments sold

6,568,800

Receivable for Fund shares sold

2,192,764

Prepaid expenses and other assets

29,652

Total assets

4,969,757,281

Liabilities

Payable for Fund shares redeemed

11,925,343

Management fee payable

1,380,019

Distribution fees payable

1,240,768

Administration fees payable

819,671

Shareholder servicing fees payable

837,424

Accrued expenses and other liabilities

453,397

Total liabilities

16,656,622

Total net assets

$
4,953,100,659

NET ASSETS CONSIST OF

Paid-in capital

$
3,454,633,980

Accumulated net investment loss

(47,804,728
)

Accumulated net realized gains on investments

194,372,106

Net unrealized gains on investments

1,351,899,301

Total net assets

$
4,953,100,659

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A

$
1,734,907,155

Shares outstanding – Class A1

130,095,450

Net asset value per share – Class A

$13.34

Maximum offering price per share – Class A2

$14.15

Net assets – Class B

$
103,066,934

Shares outstanding – Class B1

7,803,227

Net asset value per share – Class B

$13.21

Net assets – Class C

$
1,770,572,731

Shares outstanding – Class C1

138,063,627

Net asset value per share – Class C

$12.82

Net assets – Class R

$
25,000,910

Shares outstanding – Class R1

1,896,874

Net asset value per share – Class R

$13.18

Net assets – Administrator Class

$
200,051,943

Shares outstanding – Administrator Class[1]

14,856,614

Net asset value per share – Administrator Class

$13.47

Net assets – Institutional Class

$
1,119,500,986

Shares outstanding – Institutional Class[1]

83,484,532

Net asset value per share – Institutional Class

$13.41

[1]
The Fund has an unlimited number of authorized shares.

[2]
Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Asset Allocation Fund

Statement of operations—six months ended October 31, 2015 (unaudited)

Investment income

$
0

Expenses

Management fee

8,814,725

Administration fees

Class A

2,192,319

Class B

151,555

Class C

2,191,170

Class R

31,613

Administrator Class

205,083

Institutional Class

587,538

Shareholder servicing fees

Class A

2,407,640

Class B

164,936

Class C

2,407,462

Class R

34,124

Administrator Class

421,644

Distribution fees

Class B

495,690

Class C

7,222,385

Class R

34,682

Custody and accounting fees

136,697

Professional fees

23,103

Registration fees

48,877

Shareholder report expenses

256,353

Trustees’ fees and expenses

4,311

Interest expense

1,246

Other fees and expenses

40,180

Total expenses

27,873,333

Less: Fee waivers and/or expense reimbursements

(246,909
)

Net expenses

27,626,424

Net investment loss

(27,626,424
)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments

125,602,646

Net change in unrealized gains (losses) on investments

(409,607,325
)

Net realized and unrealized gains (losses) on investments

(284,004,679
)

Net decrease in net assets resulting from operations

$
(311,631,103
)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Wells Fargo Asset Allocation Fund

13

Six months ended October 31, 2015 (unaudited)

Year ended April 30, 2015

Operations

Net investment loss

$
(27,626,424
)

$
(65,915,395
)

Net realized gains on investments

125,602,646

236,404,225

Net change in unrealized gains (losses) on investments

(409,607,325
)

(155,453,240
)

Net increase (decrease) in net assets resulting from operations

(311,631,103
)

15,035,590

Distributions to shareholders from

Net investment income

Class A

0

(58,339,512
)

Class B

0

(3,407,333
)

Class C

0

(42,752,244
)

Class R

0

(828,305
)

Administrator Class

0

(12,960,484
)

Institutional Class

0

(35,139,920
)

Total distributions to shareholders

0

(153,427,798
)

Capital share transactions

Shares

Shares

Proceeds from shares sold

Class A

5,361,642

72,917,949

14,558,333

207,382,838

Class B

2,285

30,766

16,592

231,147

Class C

1,859,311

24,304,025

6,380,900

87,573,015

Class R

113,824

1,537,836

354,082

5,018,959

Administrator Class

1,426,522

19,558,134

6,705,890

97,155,441

Institutional Class

22,404,254

294,766,890

38,132,298

549,346,712

413,115,600

946,708,112

Reinvestment of distributions

Class A

0

0

3,936,497

54,008,739

Class B

0

0

240,292

3,284,796

Class C

0

0

2,507,562

33,300,418

Class R

0

0

52,325

710,571

Administrator Class

0

0

914,386

12,645,966

Institutional Class

0

0

2,050,122

28,189,169

0

132,139,659

Payment for shares redeemed

Class A

(21,223,362
)

(284,470,394
)

(38,741,813
)

(555,287,126
)

Class B

(3,968,668
)

(53,619,783
)

(10,839,517
)

(153,255,686
)

Class C

(15,162,158
)

(197,984,695
)

(28,354,018
)

(388,473,530
)

Class R

(392,739
)

(5,291,203
)

(611,086
)

(8,589,786
)

Administrator Class

(16,643,764
)

(219,842,363
)

(30,910,234
)

(445,537,068
)

Institutional Class

(11,860,435
)

(161,911,328
)

(16,696,806
)

(237,109,775
)

(923,119,766
)

(1,788,252,971
)

Net decrease in net assets resulting from capital share transactions

(510,004,166
)

(709,405,200
)

Total decrease in net assets

(821,635,269
)

(847,797,408
)

Net assets

Beginning of period

5,774,735,928

6,622,533,336

End of period

$
4,953,100,659

$
5,774,735,928

Accumulated net investment loss

$
(47,804,728
)

$
(20,178,304
)

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

  Six months ended October 31, 2015
(unaudited)

Year ended April 30

Year ended September 30

CLASS A

2015

2014[1]

2013

2012

2011

2010[2,3]

Net asset value, beginning of period

$14.10

$14.43

$13.73

$12.91

$11.70

$11.76

$11.37

Net investment loss

(0.06
)[4]

(0.11
)

(0.07
)

(0.11
)

(0.12
)

(0.09
)

(0.08
)

Net realized and unrealized gains (losses) on investments

(0.70
)

0.18

1.01

1.26

1.56

0.20

0.47

Total from investment operations

(0.76
)

0.07

0.94

1.15

1.44

0.11

0.39

Distributions to shareholders from

Net investment income

0.00

(0.40
)

(0.24
)

(0.33
)

(0.23
)

(0.14
)

(0.00
)[5]

Tax basis return of capital

0.00

0.00

0.00

0.00

0.00

(0.03
)

0.00

Total distributions to shareholders

0.00

(0.40
)

(0.24
)

(0.33
)

(0.23
)

(0.17
)

(0.00
)[5]

Net asset value, end of period

$13.34

$14.10

$14.43

$13.73

$12.91

$11.70

$11.76

  Total
return[6]

(5.39
)%

0.53
%

6.92
%

9.12
%

12.48
%

0.94
%

3.45
%

Ratios to average net assets (annualized)

Gross expenses[7]

0.82
%

0.85
%

0.85
%

0.84
%

0.84
%

0.85
%

0.85
%

Net expenses[7]

0.82
%

0.85
%

0.85
%

0.84
%

0.84
%

0.84
%

0.85
%

Net investment loss[7]

(0.82
)%

(0.85
)%

(0.85
)%

(0.84
)%

(0.84
)%

(0.84
)%

(0.85
)%

Supplemental data

Portfolio turnover rate[8]

0
%

0
%

1
%

0
%

1
%

1
%

1
%

Net assets, end of period (000s omitted)

$1,734,907

$2,058,444

$2,398,503

$2,332,077

$2,307,609

$2,336,095

$2,957,689

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

[3]
For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]
Calculated based upon average shares outstanding

[5]
Amount is less than $0.005.

[6]
Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[7]
Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]
Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Asset Allocation Fund

15

(For a share outstanding throughout each period)

  Six months ended October 31, 2015
(unaudited)

Year ended April 30

Year ended September 30

CLASS B

2015

2014[1]

2013

2012

2011

2010[2,3]

Net asset value, beginning of period

$14.02

$14.28

$13.51

$12.66

$11.54

$11.60

$11.27

Net investment loss

(0.11
)[4]

(0.23
)[4]

(0.13
)[4]

(0.21
)[4]

(0.19
)[4]

(0.19
)[4]

(0.14
)

Net realized and unrealized gains (losses) on investments

(0.70
)

0.20

0.99

1.26

1.51

0.21

0.47

Total from investment operations

(0.81
)

(0.03
)

0.86

1.05

1.32

0.02

0.33

Distributions to shareholders from

Net investment income

0.00

(0.23
)

(0.09
)

(0.20
)

(0.20
)

(0.07
)

(0.00
)[5]

Tax basis return of capital

0.00

0.00

0.00

0.00

0.00

(0.01
)

0.00

Total distributions to shareholders

0.00

(0.23
)

(0.09
)

(0.20
)

(0.20
)

(0.08
)

(0.00
)[5]

Net asset value, end of period

$13.21

$14.02

$14.28

$13.51

$12.66

$11.54

$11.60

  Total
return[6]

(5.78
)%

(0.20
)%

6.40
%

8.40
%

11.61
%

0.17
%

2.95
%

Ratios to average net assets (annualized)

Gross expenses[7]

1.57
%

1.59
%

1.60
%

1.59
%

1.59
%

1.60
%

1.60
%

Net expenses[7]

1.57
%

1.59
%

1.60
%

1.59
%

1.59
%

1.59
%

1.59
%

Net investment loss[7]

(1.57
)%

(1.59
)%

(1.60
)%

(1.59
)%

(1.59
)%

(1.59
)%

(1.59
)%

Supplemental data

Portfolio turnover rate[8]

0
%

0
%

1
%

0
%

1
%

1
%

1
%

Net assets, end of period (000s omitted)

$103,067

$165,031

$319,225

$430,116

$659,186

$917,860

$1,253,485

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

[3]
For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]
Calculated based upon average shares outstanding

[5]
Amount is less than $0.005.

[6]
Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[7]
Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]
Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

  Six months ended October 31, 2015
(unaudited)

Year ended April 30

Year ended September 30

CLASS C

2015

2014[1]

2013

2012

2011

2010[2,3]

Net asset value, beginning of period

$13.61

$13.92

$13.20

$12.40

$11.30

$11.36

$11.04

Net investment loss

(0.10
)[4]

(0.22
)[4]

(0.14
)

(0.20
)[4]

(0.19
)[4]

(0.19
)[4]

(0.14
)

Net realized and unrealized gains (losses) on investments

(0.69
)

0.18

0.99

1.22

1.49

0.21

0.46

Total from investment operations

(0.79
)

(0.04
)

0.85

1.02

1.30

0.02

0.32

Distributions to shareholders from

Net investment income

0.00

(0.27
)

(0.13
)

(0.22
)

(0.20
)

(0.07
)

(0.00
)[5]

Tax basis return of capital

0.00

0.00

0.00

0.00

0.00

(0.01
)

0.00

Total distributions to shareholders

0.00

(0.27
)

(0.13
)

(0.22
)

(0.20
)

(0.08
)

(0.00
)[5]

Net asset value, end of period

$12.82

$13.61

$13.92

$13.20

$12.40

$11.30

$11.36

  Total
return[6]

(5.80
)%

(0.23
)%

6.44
%

8.32
%

11.64
%

0.18
%

2.92
%

Ratios to average net assets (annualized)

Gross expenses[7]

1.57
%

1.60
%

1.60
%

1.59
%

1.59
%

1.60
%

1.60
%

Net expenses[7]

1.57
%

1.60
%

1.60
%

1.59
%

1.59
%

1.59
%

1.60
%

Net investment loss[7]

(1.57
)%

(1.60
)%

(1.60
)%

(1.59
)%

(1.59
)%

(1.59
)%

(1.60
)%

Supplemental data

Portfolio turnover rate[8]

0
%

0
%

1
%

0
%

1
%

1
%

1
%

Net assets, end of period (000s omitted)

$1,770,573

$2,060,672

$2,377,997

$2,399,839

$2,604,438

$2,736,064

$3,290,791

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

[3]
For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]
Calculated based upon average shares outstanding

[5]
Amount is less than $0.005.

[6]
Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[7]
Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]
Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Asset Allocation Fund

17

(For a share outstanding throughout each period)

  Six months ended October 31, 2015
(unaudited)

Year ended April 30

Year ended September 30

CLASS R

2015

2014[1]

2013

2012

2011

2010[2,3]

Net asset value, beginning of period

$13.95

$14.28

$13.58

$12.76

$11.59

$11.66

$11.29

Net investment loss

(0.07
)[4]

(0.15
)[4]

(0.10
)

(0.14
)[4]

(0.13
)[4]

(0.10
)

(0.06
)

Net realized and unrealized gains (losses) on investments

(0.70
)

0.18

1.01

1.26

1.52

0.19

0.43

Total from investment operations

(0.77
)

0.03

0.91

1.12

1.39

0.09

0.37

Distributions to shareholders from

Net investment income

0.00

(0.36
)

(0.21
)

(0.30
)

(0.22
)

(0.13
)

(0.00
)[5]

Tax basis return of capital

0.00

0.00

0.00

0.00

0.00

(0.03
)

0.00

Total distributions to shareholders

0.00

(0.36
)

(0.21
)

(0.30
)

(0.22
)

(0.16
)

(0.00
)[5]

Net asset value, end of period

$13.18

$13.95

$14.28

$13.58

$12.76

$11.59

$11.66

  Total
return[6]

(5.52
)%

0.27
%

6.74
%

8.92
%

12.16
%

0.71
%

3.30
%

Ratios to average net assets (annualized)

Gross expenses[7]

1.07
%

1.09
%

1.10
%

1.09
%

1.09
%

1.09
%

1.10
%

Net expenses[7]

1.07
%

1.09
%

1.10
%

1.09
%

1.09
%

1.09
%

1.09
%

Net investment loss[7]

(1.07
)%

(1.09
)%

(1.10
)%

(1.09
)%

(1.09
)%

(1.09
)%

(1.09
)%

Supplemental data

Portfolio turnover rate[8]

0
%

0
%

1
%

0
%

1
%

1
%

1
%

Net assets, end of period (000s omitted)

$25,001

$30,355

$33,984

$33,934

$29,899

$23,580

$20,893

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

[3]
For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]
Calculated based upon average shares outstanding

[5]
Amount is less than $0.005.

[6]
Returns for periods of less than one year are not annualized.

[7]
Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]
Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

18

Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

  Six months ended October 31, 2015
(unaudited)

Year ended April 30

Year ended September 30

ADMINISTRATOR CLASS

2015

2014[1]

2013

2012

2011

2010[2,3]

Net asset value, beginning of period

$14.23

$14.54

$13.84

$13.01

$11.77

$11.84

$11.42

Net investment loss

(0.04
)[4]

(0.09
)[4]

(0.05
)[4]

(0.08
)[4]

(0.09
)

(0.08
)[4]

(0.01
)

Net realized and unrealized gains (losses) on investments

(0.72
)

0.19

1.01

1.27

1.57

0.22

0.43

Total from investment operations

(0.76
)

0.10

0.96

1.19

1.48

0.14

0.42

Distributions to shareholders from

Net investment income

0.00

(0.41
)

(0.26
)

(0.36
)

(0.24
)

(0.17
)

(0.00
)[5]

Tax basis return of capital

0.00

0.00

0.00

0.00

0.00

(0.04
)

0.00

Total distributions to shareholders

0.00

(0.41
)

(0.26
)

(0.36
)

(0.24
)

(0.21
)

(0.00
)[5]

Net asset value, end of period

$13.47

$14.23

$14.54

$13.84

$13.01

$11.77

$11.84

  Total
return[6]

(5.34
)%

0.77
%

7.01
%

9.39
%

12.74
%

1.12
%

3.70
%

Ratios to average net assets (annualized)

Gross expenses[7]

0.71
%

0.68
%

0.69
%

0.67
%

0.64
%

0.65
%

0.63
%

Net expenses[7]

0.64
%

0.64
%

0.64
%

0.64
%

0.62
%

0.63
%

0.60
%

Net investment loss[7]

(0.64
)%

(0.64
)%

(0.64
)%

(0.64
)%

(0.62
)%

(0.63
)%

(0.60
)%

Supplemental data

Portfolio turnover rate[8]

0
%

0
%

1
%

0
%

1
%

1
%

1
%

Net assets, end of period (000s omitted)

$200,052

$427,916

$776,035

$809,554

$1,562,582

$1,423,427

$810,355

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

[3]
For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[4]
Calculated based upon average shares outstanding

[5]
Amount is less than $0.005.

[6]
Returns for periods of less than one year are not annualized.

[7]
Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[8]
Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights

Wells Fargo Asset Allocation Fund

19

(For a share outstanding throughout each period)

  Six months ended October 31, 2015
(unaudited)

Year ended April 30

Year ended September 30, 2013[2]

INSTITUTIONAL CLASS

2015

2014[1]

Net asset value, beginning of period

$14.15

$14.49

$13.82

$13.01

Net investment loss

(0.02
)

(0.06
)[3]

(0.03
)

(0.05
)[3]

Net realized and unrealized gains (losses) on investments

(0.72
)

0.19

1.01

1.26

Total from investment operations

(0.74
)

0.13

0.98

1.21

Distributions to shareholders from

Net investment income

0.00

(0.47
)

(0.31
)

(0.40
)

Net asset value, end of period

$13.41

$14.15

$14.49

$13.82

  Total
return[4]

(5.23
)%

0.99
%

7.15
%

9.58
%

Ratios to average net assets (annualized)

Gross expenses[5]

0.46
%

0.42
%

0.42
%

0.42
%

Net expenses[5]

0.43
%

0.42
%

0.42
%

0.42
%

Net investment loss[5]

(0.43
)%

(0.42
)%

(0.42
)%

(0.42
)%

Supplemental data

Portfolio turnover rate[6]

0
%

0
%

1
%

0
%

Net assets, end of period (000s omitted)

$1,119,501

$1,032,319

$716,789

$679,254

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]
Calculated based upon average shares outstanding

[4]
Returns for periods of less than one year are not annualized.

[5]
Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[6]
Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

20

Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC
(“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S.
and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At October 31, 2015, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of
Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.
SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each
business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation
Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions in Asset Allocation Trust are recorded on a trade date basis. Realized gains or losses resulting from investment transactions in Asset Allocation
Trust are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)

Wells Fargo Asset Allocation Fund

21

As of April 30, 2015, the Fund had a qualified late-year ordinary loss of $20,057,908 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

The Trust has entered into an
advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.235% as the average daily net assets of the
Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.175% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.10% and declined to 0.06% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended October 31, 2015 have been included in management fee on the Statement of Operations.

For the six months ended October 31, 2015, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

22

Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Current rate

Rate prior to July 1, 2015

Class A, Class B, Class C, Class R

0.21
%

0.26
%

Administrator Class

0.13

0.10

Institutional Class

0.13

0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through August 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares,
0.64% for Administrator Class shares, and 0.44% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a
Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds
Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended October 31, 2015, Funds Distributor received
$83,204 from the sale of Class A shares and $4,217 and $8,480 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has
entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the
six months ended October 31, 2015, the Fund made aggregate purchases and sales of $2,552,474 and $534,915,804, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the
money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to
0.10% of the unused balance is allocated to each participating fund. For the six months ended October 31, 2015, the Funds paid $5,227 in commitment fees.

During the six months ended October 31, 2015, the Fund had average borrowings outstanding of $88,369 (on an annualized basis) at an average rate of 1.41% and paid interest in the amount of $1,246.

Notes to financial statements (unaudited)

Wells Fargo Asset Allocation Fund

23

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT
DISTRIBUTIONS

On December 11, 2015, the Fund declared distributions from long-term capital gains to shareholders of record on December 10, 2015. The per share amounts payable on December 14, 2015 were as follows:

  Long-term
capital gains

Class A

$0.18824

Class B

0.18824

Class C

0.18824

Class R

0.18824

Administrator Class

0.18824

Institutional Class

0.18824

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

24

Wells Fargo Asset Allocation Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling
1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO
HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the
SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Other information (unaudited)

Wells Fargo Asset Allocation Fund

25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells
Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each
Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other public company or investment company directorships during past 5 years

William R. Ebsworth (Born 1957)

Trustee, since 2015**

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of
Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the
Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an
Adjunct Lecturer, Finance, at Babson College.

Asset Allocation Trust

Jane A. Freeman (Born 1953)

Trustee, since 2015**

Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.

Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.

Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2009

Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth
Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of
Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.

CIGNA Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008; Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior
Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School,
University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

26

Wells Fargo Asset Allocation Fund

Other information (unaudited)

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other public company or investment company directorships during past 5 years

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner
Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the
University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Michael S. Scofield (Born 1943)

Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996***

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees
Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*
Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**
William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

***
Donald Willeke will retire as a Trustee effective December 31, 2015.

Officers

Name and year of birth

Position held and length of service

Principal occupations during past five years or longer

Karla M. Rabusch (Born 1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.

Jeremy DePalma[1] (Born 1974)

Treasurer, since 2012

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)

Secretary, since 2000; Chief Legal Officer, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.

Debra Ann Early (Born 1964)

Chief Compliance Officer, since 2007

Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.

David Berardi (Born 1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for
Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]
Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Portfolio of investments—October 31, 2015 (unaudited)

Asset Allocation Trust

27

Security name

Shares

Value

Investment Companies: 99.86%

Alternative & Other Funds: 2.56%

GMO Risk Premium Fund Class VI (l)

13,020,743

$
127,082,455

Cash/Cash Plus Funds: 15.92%

GMO Alpha Only Fund Class IV (l)

6,720,972

149,272,777

GMO U.S. Treasury Fund Class IV (l)

25,620,312

640,507,798

789,780,575

Emerging Equity Funds: 12.89%

GMO Emerging Markets Fund Class VI (l)

72,989,770

639,390,386

Fixed Income Funds: 28.77%

GMO Asset Allocation Bond Fund Class VI (l)

44,678,903

1,002,594,590

GMO Debt Opportunities Fund Class VI (l)

8,060,249

199,894,170

GMO Emerging Country Debt Fund Class IV (l)

24,278,392

224,817,910

1,427,306,670

International Developed Equity Funds: 23.90%

GMO International Equity Fund Class IV (l)

55,456,086

1,185,651,126

U.S. Equity Fund: 15.82%

GMO U.S. Equity Allocation Fund Class VI (l)

49,955,821

784,805,940

Total Investment Companies (Cost $4,959,076,517)

4,954,017,152

Interest rate

Maturity date

Principal

Short-Term Investments: 0.27%

Time Deposit: 0.27%

State Street Bank Euro Dollar

0.01
%

11-2-2015

$
13,532,633

13,532,633

Total Short-Term Investments (Cost $13,532,633)

13,532,633

Total investments in securities (Cost $4,972,609,150) *

100.13
%

4,967,549,785

Other assets and liabilities, net

(0.13
)

(6,583,720
)

Total net assets

100.00
%

$
4,960,966,065

(l)
The issuer of the security is an affiliated person of the Trust as defined in the Investment Company Act of 1940.

*
Cost for federal income tax purposes is $5,025,393,168 and unrealized gains (losses) consists of:

Gross unrealized gains

$
116,146,036

Gross unrealized losses

(173,989,419
)

Net unrealized losses

$
(57,843,383
)

The accompanying notes are an integral part of these financial statements.

28

Asset Allocation Trust

Statement of assets and liabilities—October 31, 2015 (unaudited)

Assets

Investments

In affiliated investment companies, at value (cost $4,959,076,517)

$
4,954,017,152

In unaffiliated securities, at value (cost $13,532,633)

13,532,633

Total investments, at value (cost $4,972,609,150)

4,967,549,785

Receivable for interest

75,557

Receivable from administrator

7,413

Prepaid expenses and other assets

4,749

Total assets

4,967,637,504

Liabilities

Payable for investments purchased

75,545

Payable for Fund shares redeemed

6,568,800

Accrued expenses and other liabilities

27,094

Total liabilities

6,671,439

Total net assets

$
4,960,966,065

NET ASSETS CONSIST OF

Paid-in capital

$
4,957,400,917

Undistributed net investment income

100,068,255

Accumulated net realized losses on investments

(91,443,742
)

Net unrealized losses on investments

(5,059,365
)

Total net assets

$
4,960,966,065

COMPUTATION OF NET ASSET VALUE

Net assets

$
4,960,966,065

Shares outstanding[1]

330,262,670

Net asset value per share

$15.02

[1]
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended October 31, 2015 (unaudited)

Asset Allocation Trust

29

Investment income

Dividends from affiliated investment companies

$
100,059,582

Interest

704

Total investment income

100,060,286

Expenses

Custody and accounting fees

6,555

Professional fees

21,715

Shareholder report expenses

1,691

Other fees and expenses

4,923

Total expenses

34,884

Less: Fee waivers and/or expense reimbursements

(42,853
)

Net expenses

(7,969
)

Net investment income

100,068,255

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:

Sale of affiliated investment companies

(51,572,258
)

Capital gain distributions from affiliated investment companies

39,856,889

Net realized losses on investments

(11,715,369
)

Net change in unrealized gains (losses) on investments

(372,357,261
)

Net realized and unrealized gains (losses) on investments

(384,072,630
)

Net decrease in net assets resulting from operations

$
(284,004,375
)

The accompanying notes are an integral part of these financial statements.

30

Asset Allocation Trust

Statement of changes in net assets

Six months ended October 31, 2015 (unaudited)

Year ended April 30, 2015

Operations

Net investment income

$
100,068,255

$
180,682,539

Net realized gains (losses) on investments

(11,715,369
)

268,798,562

Net change in unrealized gains (losses) on investments

(372,357,261
)

(368,526,446
)

Net increase (decrease) in net assets resulting from operations

(284,004,375
)

80,954,655

Capital share transactions

Shares

Shares

Contributions

165,565

2,552,475

1,138,693

17,801,755

Withdrawals

(35,540,825
)

(541,061,793
)

(60,631,016
)

(947,107,473
)

Net decrease in net assets resulting from capital share transactions

(538,509,318
)

(929,305,718
)

Total decrease in net assets

(822,513,693
)

(848,351,063
)

Net assets

Beginning of period

5,783,479,758

6,631,830,821

End of period

$
4,960,966,065

$
5,783,479,758

Undistributed net investment income

$
100,068,255

$
0

The accompanying notes are an integral part of these financial statements.

Financial highlights

Asset Allocation Trust

31

(For a share outstanding throughout each period)

Six months ended October 31, 2015 (unaudited)

Year ended April 30

Year ended September 30

2015

2014[1]

2013

2012

2011

2010[2]

Net asset value, beginning of period

$15.82

$15.60

$14.52

$13.19

$11.64

$11.43

$10.98

Net investment income

0.30

0.49

0.19

0.49

0.42

0.21

0.12
[3]

Net realized and unrealized gains (losses) on investments

(1.10
)

(0.27
)

0.89

0.84

1.13

0.00
[4]

0.33

Total from investment operations

(0.80
)

0.22

1.08

1.33

1.55

0.21

0.45

Net asset value, end of period

$15.02

$15.82

$15.60

$14.52

$13.19

$11.64

$11.43

  Total
return[5]

(5.06
)%

1.41
%

7.44
%

10.08
%

13.32
%

1.84
%

4.10
%

Ratios to average net assets (annualized)

Gross expenses[6]

0.00
%

0.00
%

0.00
%

0.00
%

0.00
%

0.00
%

0.00
%

Net expenses[6]

0.00
%

0.00
%

0.00
%

0.00
%

0.00
%

0.00
%

0.00
%

Net investment income[6]

3.70
%

2.90
%

2.12
%

3.23
%

3.10
%

1.64
%

1.48
%

Supplemental data

Portfolio turnover rate

16
%

42
%

40
%

36
%

31
%

22
%

15
%

Net assets, end of period (000s omitted)

$4,960,966

$5,783,480

$6,631,831

$6,694,019

$7,174,474

$7,447,698

$8,349,759

[1]
For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]
For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

[3]
Calculated based upon average shares outstanding

[4]
Amount is less than $0.005.

[5]
Returns for periods of less than one year are not annualized.

[6]
Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

32

Asset Allocation Trust

Notes to financial statements (unaudited)

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S.
generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are
valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in each class of the
underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation
Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).
The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the
next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)

Asset Allocation Trust

33

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to
continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns
and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of October 31, 2015:

Investments in securities

  Quoted prices
(Level 1)

  Other significant observable inputs
(Level 2)

  Significant
unobservable inputs (Level 3)

Total

Assets

Investments in:

Investment companies

$
4,954,017,152

$
0

$
0

$
4,954,017,152

Short-term investments

Time deposit

0

13,532,633

0

13,532,633

Total assets

$
4,954,017,152

$
13,532,633

$
0

$
4,967,549,785

The Trust recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31,
2015, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the
Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

34

Asset Allocation Trust

Notes to financial statements (unaudited)

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment, and personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended
October 31, 2015, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $42,853.

5. INVESTMENT PORTFOLIO
TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended
October 31, 2015 were $841,540,236 and $1,230,010,854, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Trust or which the Trust has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Trust at the beginning of the period or the end of the period.

Shares, beginning of period

Shares purchased

Shares sold

Shares, end of period

Value, end of period

Dividends from affiliates

Capital gain distributions from affiliates

GMO Alpha Only Fund Class IV

25,484,559

287,232

19,050,819

6,720,972

$
149,272,777

$
6,367,921

$
0

GMO Asset Allocation Bond Fund Class VI

48,938,992

4,207,360

8,467,449

44,678,903

1,002,594,590

76,161,407

0

GMO Debt Opportunities Fund Class VI

10,506,240

60,551

2,506,542

8,060,249

199,894,170

1,502,890

0

GMO Emerging Country Debt Fund Class IV

27,064,938

616,361

3,402,907

24,278,392

224,817,910

5,670,519

0

GMO Emerging Markets Fund Class VI

69,669,088

9,374,498

6,053,816

72,989,770

639,390,386

2,175,459

0

GMO International Equity Fund Class IV

60,484,346

1,061,257

6,089,517

55,456,086

1,185,651,126

5,741,124

0

GMO Risk Premium Fund Class VI

14,909,939

5,841,244

7,730,440

13,020,743

127,082,455

0

6,849,542

GMO U.S. Equity Allocation Fund Class VI

52,865,604

4,010,817

6,920,600

49,955,821

784,805,940

2,170,551

32,992,369

GMO U.S. Treasury Fund Class IV

10,738,276

20,331,385

5,449,349

25,620,312

640,507,798

269,711

14,978

$
100,059,582

$
39,856,889

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

Other information (unaudited)

Asset Allocation Trust

35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling
1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available on the Trust’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO
HOLDINGS INFORMATION

The complete portfolio holdings for the Trust are publicly available monthly on the Trust’s website
(wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Trust is publicly available on the Trust’s website on a monthly, seven-day or more delayed basis. The
Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36

Asset Allocation Trust

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. The mailing address of each
Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other public company or investment company directorships during past 5 years

William R. Ebsworth (Born 1957)

Trustee, since 2015**

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief
Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand
International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer,
Finance, at Babson College.

Wells Fargo family of funds consisting of 144 funds.

Jane A. Freeman (Born 1953)

Trustee, since 2015**

Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.

Harding Loevner Funds; Russell Exchange Traded Funds Trust; Wells Fargo family of funds consisting of 144 funds.

Peter G. Gordon (Born 1942)

Trustee, since 2010; Chairman, since 2010

Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.

Wells Fargo family of funds consisting of 144 funds.

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2010

Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth
Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of
Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.

CIGNA Corporation; Wells Fargo family of funds consisting of 144 funds.

Judith M. Johnson (Born 1949)

Trustee, since 2010; Audit Committee Chairman, since 2010

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Wells Fargo family of funds consisting of 144 funds.

David F. Larcker (Born 1950)

Trustee, since 2010

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior
Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School,
University of Pennsylvania from 1985 to 2005.

Wells Fargo family of funds consisting of 144 funds.

Other information (unaudited)

Asset Allocation Trust

37

Name and year of birth

Position held and length of service*

Principal occupations during past five years or longer

Other public company or investment company directorships during past 5 years

Olivia S. Mitchell (Born 1953)

Trustee, since 2010

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner
Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Wells Fargo family of funds consisting of 144 funds.

Timothy J. Penny (Born 1951)

Trustee, since 2010

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the
University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Wells Fargo family of funds consisting of 144 funds.

Michael S. Scofield (Born 1943)

Trustee, since 2005

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Wells Fargo family of funds consisting of 144 funds.

Donald C. Willeke (Born 1940)

Trustee, since 2010***

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees
Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Wells Fargo family of funds consisting of 144 funds.

*
Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**
William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

***
Donald Willeke will retire as a Trustee effective December 31, 2015.

Officers

Name and year of birth

Position held and length of service

Principal occupations during past five years or longer

Karla M. Rabusch (Born 1959)

President, since 2010

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.

Jeremy DePalma (Born 1974)

Treasurer, since 2012

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. and head of the Fund
Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)

Secretary, since 2010; Chief Legal Officer, since 2010

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.

Debra Ann Early (Born 1964)

Chief Compliance Officer, since 2010

Executive Vice President of Wells Fargo Funds Management LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.

David Berardi (Born 1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for
Evergreen Investment Management Company, LLC from 2004 to 2010.

38

Wells Fargo Asset Allocation Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS AND INVESTMENT MANAGEMENT AGREEMENT:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each a “Board” and collectively the
“Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively with Funds Trust, the “Trusts”) must determine annually whether to approve the continuation of the
Trusts’ investment advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Asset Allocation Fund (the “Asset Allocation
Fund”): (i) an investment advisory agreement (the “Fund Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment management agreement (the “Management
Agreement”) with Funds Management. The Management Agreement combines the terms of the Fund Advisory Agreement with the terms of the Asset Allocation Fund’s Amended and Restated Administration Agreement (the “Administration
Agreement”) applicable to Fund-level administrative services. The Asset Allocation Trust Board, all the members of which are Independent Trustees, reviewed and approved an investment advisory agreement (the “Trust Advisory Agreement”)
with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively referred to as the “Funds” and individually as a
“Fund.” The Fund Advisory Agreement, the Management Agreement and the Trust Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO, as applicable, and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist them in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

The Asset
Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in the Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust’s investment objective and investment strategies are substantially similar to those of the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, Funds Management and GMO were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics. In this regard, the Boards reviewed reports at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Boards evaluated information provided to them about both Funds together and with respect to each Fund separately as they considered appropriate.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Fund Advisory Agreement for the period from June 1, 2015 through
June 30, 2015, and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016. After its deliberations, the Asset Allocation Trust Board approved the continuation of the Trust Advisory Agreement for the period from June 1, 2015 through May 31, 2016. The Boards also determined that the compensation payable under the Advisory Agreements, if any, was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Other information (unaudited)

Wells Fargo Asset Allocation Fund

39

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the respective Funds by Funds Management and GMO under the respective Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management and GMO, and the qualifications, background, tenure and responsibilities of each of the portfolio managers of GMO primarily responsible for the day-to-day portfolio management of the Asset Allocation Trust. The Funds Trust Board noted that the services to be provided to the Asset Allocation Fund pursuant to the Management
Agreement combined the advisory services previously provided to the Asset Allocation Fund pursuant to the Fund Advisory Agreement with the Fund-level administrative services previously provided to the Asset Allocation Fund pursuant to the Asset
Allocation Fund’s Administration Agreement. The Asset Allocation Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Asset Allocation Fund.

The Boards evaluated the ability of Funds Management and GMO to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the full range of services provided to the
Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended March 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Asset Allocation Fund (the “Universe”), and in comparison to the Asset Allocation Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the performance Universe.

The Boards noted that the performance of the Asset Allocation Fund (Administrator Class) was lower than the average performance of the Universe for all periods under review. The Boards also noted that the performance of the Asset Allocation Fund was lower than its benchmark, the GMO Global Asset Allocation Index, for all periods under review.

The Boards received information concerning, and discussed factors contributing to, the underperformance of the Asset Allocation Fund relative to the Universe and benchmark for the periods noted above. The Boards took note of the explanations for the relative underperformance in these periods, including with respect to the investment process generaly and investment decisions that affected the Asset Allocation
Fund’s performance.

The Funds Trust Board also received and considered information regarding the Asset Allocation Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Asset Allocation Fund (the
“Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were lower than the median net operating expense ratios of the expense Groups.

The Boards took into account the Asset Allocation Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Fund
Advisory Agreement and the Trust Advisory Agreement and approve the Management Agreement.

Investment advisory fee rates

The Funds Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Asset Allocation Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Asset Allocation Fund’s fund-level and class-level contractual administration fee rates (the “Management
Rates”). The Funds Trust Board noted that the Management Rates include transfer agency costs and that, in light of the administration fees payable by the Asset Allocation Fund to Funds Management, Asset Allocation Trust does not pay Funds
Management a separate fee for administrative services provided by it to the Asset Allocation Trust. The Funds Trust Board also noted that the fee rate to be paid by the Asset Allocation

40

Wells Fargo Asset Allocation Fund

Other information (unaudited)

Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Asset Allocation Fund under the Fund Advisory
Agreement and Administration Agreement with Funds Management.

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of the Asset Allocation Fund with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of the Asset Allocation Fund were lower than or in range of the average rates for the Asset
Allocation Fund’s expense Groups for all share classes.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay a fee to GMO for its advisory services and that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests. The Asset Allocation Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by GMO to other clients with investment strategies similar to those of the Asset Allocation Trust. In this regard, GMO reported that, like the Asset Allocation Trust, these other clients do not pay an advisory fee to
GMO and GMO earns advisory fees from the underlying GMO Funds in which the clients invest.

Based on its consideration of the factors and information it deemed relevant, including those described here, each Board determined that the compensation payable under the applicable Advisory Agreement, if any, was reasonable.

Profitability

The Funds Trust Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Asset Allocation Fund and the fund family as a whole.

Funds Management reported on the
methodologies and estimates used in calculating profitability. Among other things, the Funds Trust Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund.
Based on its review, the Funds Trust Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Fund Advisory Agreement with Funds Management.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and, thus, that GMO’s profitability from its relationship with the Asset Allocation Trust was not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board noted the existence of breakpoints in the Asset
Allocation Fund’s advisory and management fee structures, and the Asset Allocation Fund’s administration fee structure, which operate generally to reduce the Asset Allocation Fund’s expense ratios as the Asset Allocation Fund grows in size. The Funds Trust Board considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Asset Allocation Fund and the fund family as a whole. The Funds Trust Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Funds Trust Board concluded that the Asset Allocation Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Asset Allocation Fund and its shareholders.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and thus that any possible economies of scale were not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Other benefits to Funds Management and GMO

The
Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationships with the Funds. The Boards received information about fees received by GMO from the underlying GMO funds held by Asset Allocation Trust and about benefits to GMO from soft dollar credits generated by those underlying funds. The Funds Trust Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Other information (unaudited)

Wells Fargo Asset Allocation Fund

41

Based on their consideration of the factors and information they deemed relevant, including those described here, the
Boards did not find that any ancillary benefits received by Funds Management and its affiliates and GMO were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Funds
Trust Board unanimously approved the continuation of the Fund Advisory Agreement for the period from June 1, 2015 through June 30, 2015, and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016.
At the Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Asset Allocation Trust Board approved the continuation of the Trust Advisory Agreement for the period from June 1, 2015 through May 31, 2016. The Boards also determined that the compensation payable under the Advisory Agreements, if any, was reasonable.

42

Wells Fargo Asset Allocation Fund

List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA
— ACA Financial Guaranty Corporation

ADR
— American depositary receipt

ADS
— American depositary shares

AGC
— Assured Guaranty Corporation

AGM
— Assured Guaranty Municipal

Ambac
— Ambac Financial Group Incorporated

AMT
— Alternative minimum tax

AUD
— Australian dollar

BAN
— Bond anticipation notes

BHAC
— Berkshire Hathaway Assurance Corporation

BRL
— Brazilian real

CAB
— Capital appreciation bond

CAD
— Canadian dollar

CCAB
— Convertible capital appreciation bond

CDA
— Community Development Authority

CDO
— Collateralized debt obligation

CHF
— Swiss franc

COP
— Colombian peso

CLP
— Chilean peso

DKK
— Danish krone

DRIVER
— Derivative inverse tax-exempt receipts

DW&P
— Department of Water & Power

DWR
— Department of Water Resources

ECFA
— Educational & Cultural Facilities Authority

EDA
— Economic Development Authority

EDFA
— Economic Development Finance Authority

ETF
— Exchange-traded fund

EUR
— Euro

FDIC
— Federal Deposit Insurance Corporation

FFCB
— Federal Farm Credit Banks

FGIC
— Financial Guaranty Insurance Corporation

FHA
— Federal Housing Administration

FHLB
— Federal Home Loan Bank

FHLMC
— Federal Home Loan Mortgage Corporation

FICO
— The Financing Corporation

FNMA
— Federal National Mortgage Association

FSA
— Farm Service Agency

GBP
— Great British pound

GDR
— Global depositary receipt

GNMA
— Government National Mortgage Association

GO
— General obligation

HCFR
— Healthcare facilities revenue

HEFA
— Health & Educational Facilities Authority

HEFAR
— Higher education facilities authority revenue

HFA
— Housing Finance Authority

HFFA
— Health Facilities Financing Authority

HKD
— Hong Kong dollar

HUD
— Department of Housing and Urban Development

HUF
— Hungarian forint

IDA
— Industrial Development Authority

IDAG
— Industrial Development Agency

IDR
— Indonesian rupiah

IEP
— Irish pound

JPY
— Japanese yen

KRW
— Republic of Korea won

LIBOR
— London Interbank Offered Rate

LIFER
—  Long Inverse Floating Exempt Receipts

LIQ
— Liquidity agreement

LLC
— Limited liability company

LLLP
— Limited liability limited partnership

LLP
— Limited liability partnership

LOC
— Letter of credit

LP
— Limited partnership

MBIA
— Municipal Bond Insurance Association

MFHR
— Multifamily housing revenue

MSTR
— Municipal securities trust receipts

MTN
— Medium-term note

MUD
— Municipal Utility District

MXN
— Mexican peso

MYR
— Malaysian ringgit

National
— National Public Finance Guarantee Corporation

NGN
— Nigerian naira

NOK
— Norwegian krone

NZD
— New Zealand dollar

PCFA
— Pollution Control Financing Authority

PCL
— Public Company Limited

PCR
— Pollution control revenue

PFA
— Public Finance Authority

PFFA
— Public Facilities Financing Authority

PFOTER
— Puttable floating option tax-exempt receipts

plc
— Public limited company

PLN
— Polish zloty

PUTTER
— Puttable tax-exempt receipts

R&D
— Research & development

Radian
— Radian Asset Assurance

RAN
— Revenue anticipation notes

RDA
— Redevelopment Authority

RDFA
— Redevelopment Finance Authority

REIT
— Real estate investment trust

ROC
— Reset option certificates

RON
— Romanian lei

RUB
— Russian ruble

SAVRS
— Select auction variable rate securities

SBA
— Small Business Authority

SDR
— Swedish depositary receipt

SEK
— Swedish krona

SFHR
— Single-family housing revenue

SFMR
— Single-family mortgage revenue

SGD
— Singapore dollar

SPA
— Standby purchase agreement

SPDR
— Standard & Poor’s Depositary Receipts

SPEAR
— Short Puttable Exempt Adjustable Receipts

STRIPS
— Separate trading of registered interest and

principal securities

TAN
— Tax anticipation notes

TBA
— To be announced

THB
— Thai baht

TIPS
— Treasury inflation-protected securities

TRAN
— Tax revenue anticipation notes

TRY
— Turkish lira

TTFA
— Transportation Trust Fund Authority

TVA
— Tennessee Valley Authority

ZAR
— South African rand

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For more information

More information about
Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of
Wells Fargo & Company.

NOT FDIC
INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

  238516 12-15
SA224/SAR224 10-15

ITEM 2.  CODE OF ETHICS

Not applicable.

ITEM 3.  AUDIT COMMITTEE
FINANCIAL EXPERT

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF
LISTED REGISTRANTS

Not applicable.

ITEM 6.  INVESTMENTS

A Portfolio of
Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED
PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.  CONTROLS AND
PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch

President

Date:

December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch

President

Date:

December 22, 2015

By:

/s/ Jeremy DePalma

Jeremy DePalma

Treasurer

Date:

December 22, 2015